Financial Commitments	12 Months Ended
Dec. 31, 2025
Financial Commitments [Abstract]
FINANCIAL COMMITMENTS

23. FINANCIAL COMMITMENTS

The Group’s main financial commitments relate to the contractual payments in respect of its licensing agreements. Due to the uncertain nature of scientific research and development and the length of time required to reach commercialisation of the products of this research and development, pre-clinical, clinical and commercial milestone obligations are not detailed until there is a reasonable certainty that the obligation will become payable.

●	Foralumab project – Future payments relate to the achievement of clinical milestones or the payment of royalties. Diligence obligations are payable to BMS/Medarex should the project continue to commercialisation. $750,000 has been recorded in respect of diligence obligations due to Medarex for 2024 and $750,000 for 2025.

We are obligated to pay BMS the following additional amounts in respect of the first licensed product or service which achieves the stated development milestones:

(a)	$1,500,000 upon initiation of the first Phase III clinical trial, this is currently being negotiated with BMS.

(b)	$2,000,000 upon filing of the first BLA, or equivalent

(c)	$2,000,000 upon approval of the first BLA, or equivalent

We are obligated to pay Brighams Womens Hospital the following hospital milestone payments:

(a)	$300,000 upon first patient enrollment into a Phase I human clinical trial

(b)	$300,000 upon first patient enrollment into a Phase II human clinical trial

(c)	$1,500,000 upon first patient enrollment into a Phase III human clinical trial

(d)	$3,000,000 upon first commercial sale of a product

●	ACT D - Tiziana will need to make milestone payments of up to $630k depending on the issuance of a US patent from any US patent application in Transferred IP relating to nanoparticle formulations of Act D and upon the successful completion of a Phase II clinical efficacy trial.